EQUITY METHOD INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended			14 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 17, 2011 95190	Dec. 31, 2012 95190	Dec. 31, 2011 95190	Dec. 31, 2010 95190	Feb. 27, 2011 95190	Jan. 01, 2009 95190	Dec. 31, 2012 Beijing GoldenTom Information Technology Co. Ltd.	Dec. 31, 2011 Beijing GoldenTom Information Technology Co. Ltd.	Oct. 28, 2011 Beijing GoldenTom Information Technology Co. Ltd. AutoNavi Software	Oct. 28, 2011 Beijing GoldenTom Information Technology Co. Ltd. TomTom Global	Dec. 31, 2012 Ariadne's Thread Co. Ltd	Jan. 17, 2012 Ariadne's Thread Co. Ltd
EQUITY METHOD INVESTMENTS
Total	$ 4,164	$ 4,442			$ 3,791	$ 4,181				$ 12	$ 261			$ 361
Ownership interest acquired (as a percent)									22.00%			51.00%	49.00%		20.00%
Cash consideration									4,397						477
Ownership interest (as a percent)				24.21%	24.21%			24.96%
Share of the net loss of equity method investee	(778)	(653)	(238)		(410)	(425)	(202)			(249)	(247)			(119)
Amount of capital contributed	$ 294	$ 688										$ 510	$ 490